TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

20.TRADE AND OTHER RECEIVABLES

	Group	Group
	2024	2023
	$’000	$’000
Trade and other receivables	140	1,131
Prepaids	628	1,355
Other taxation and social security	2,311	1,349
Total trade and other receivables	3,079	3,835

Within other taxation and social security is a provision against GST/QST/VAT receivable of $2.7 million in relation to ongoing matters in connection with GST Notice 324 released by the Canadian Revenue Authority, and ongoing discussions with HMRC. The Group have included the provision for prudence and upon conclusion of the matter, the Group will adjust this provision accordingly.